Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 17, 2024
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated June 17, 2024

To The Prospectus Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Effective May 31, 2024, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please add the following after the last paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In addition to the principal investment strategies discussed above, the Sub-Adviser may invest in collateralized loan obligations.
JNL/Loomis Sayles Global Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 30% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if: (1) it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments; or, (2) if the security’s “country of risk” defined by Bloomberg is the United States and the security’s “country of incorporation” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets Index℠. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.